Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued capital [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Retained earnings [Member]	Re-measurement of defined benefit plans [Member]	Financial assets at FVOCI reserve [Member]	Foreign currency translation reserve [Member]	Total attributable to the equity holders of the parent [Member]	Non-controlling interests [Member]
Beginning balance at Dec. 31, 2017	$ 222,733	$ 138	$ 110,376	$ (38)	$ 53,194	$ (750)	$ 874	$ (10,622)	$ 153,172	$ 69,561
Profit /(loss) for the year	7,446				2,928				2,928	4,518
Other comprehensive income/(loss)	(5,051)					(167)	(170)	(4,629)	(4,966)	(85)
Total comprehensive income for the year, net of tax	2,395				2,928	(167)	(170)	(4,629)	(2,038)	4,433
Dividend paid	(3,312)				(1,106)				(1,106)	(2,206)
Ending balance at Dec. 31, 2018	221,816	138	110,376	(38)	55,016	(917)	704	(15,251)	150,028	71,788
Profit /(loss) for the year	(951)				(1,632)				(1,632)	681
Other comprehensive income/(loss)	10,631					(704)	680	5,442	5,418	5,213
Total comprehensive income for the year, net of tax	9,680				(1,632)	(704)	680	5,442	3,786	5,894
Dividend paid	(2,763)									(2,763)
Effect from the changes in shareholding percentage in subsidiary	(298)		40						40	(338)
Ending balance at Dec. 31, 2019	228,435	138	110,416	(38)	53,384	(1,621)	1,384	(9,809)	153,854	74,581
Profit /(loss) for the year	3,709				(552)				(552)	4,261
Other comprehensive income/(loss)	3,939					81	(729)	5,206	4,558	(619)
Total comprehensive income for the year, net of tax	7,648				(552)	81	(729)	5,206	4,006	3,642
Dividend paid	(1,208)									(1,208)
Ending balance at Dec. 31, 2020	$ 234,875	$ 138	$ 110,416	$ (38)	$ 52,832	$ (1,540)	$ 655	$ (4,603)	$ 157,860	$ 77,015